UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Select Money Market Portfolio

November 30, 2010

1.810699.106

MON-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.7%
	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC Taxable VRDN, LOC Wells Fargo Bank NA
12/7/10	0.28% (e)	$ 40,000,000	$ 40,000,000
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
12/7/10	0.28 (e)	10,000,000	10,000,000
TOTAL CORPORATE BONDS			50,000,000
Certificates of Deposit - 45.9%

London Branch, Eurodollar, Foreign Banks - 14.1%
Credit Agricole SA
1/4/11 to 5/3/11	0.33 to 0.45	231,000,000	231,000,000
Credit Industriel et Commercial
12/1/10 to 12/8/10	0.40 to 0.42	129,000,000	129,000,000
Danske Bank AS
12/3/10 to 2/9/11	0.31 to 0.34	83,000,000	83,000,000
DZ BANK AG
1/12/11	0.35	36,000,000	36,000,000
HSBC Bank PLC
12/6/10 to 8/29/11	0.50 to 0.70	36,000,000	36,000,000
ING Bank NV
12/2/10 to 2/22/11	0.30 to 0.31	265,000,000	265,000,000
Landesbank Hessen-Thuringen
12/20/10 to 2/18/11	0.40 to 0.54	112,000,000	112,000,000
National Australia Bank Ltd.
12/31/10	0.32	69,000,000	69,000,000
Societe Generale
12/7/10 to 2/1/11	0.28 to 0.33	82,000,000	82,000,000
			1,043,000,000
New York Branch, Yankee Dollar, Foreign Banks - 31.8%
Banco Bilbao Vizcaya Argentaria SA New York Branch
12/7/10 to 12/17/10	0.50 to 0.65 (e)	52,000,000	52,000,000
Bank of Montreal
3/7/11 to 11/22/11	0.27 to 0.50 (e)	239,000,000	239,000,000
Bank of Nova Scotia
5/13/11 to 12/16/11	0.29 to 0.35 (e)	81,000,000	80,980,049
Bank of Tokyo-Mitsubishi
12/15/10 to 7/11/11	0.30 to 0.62	315,000,000	315,000,000
BNP Paribas New York Branch
12/7/10 to 5/12/11	0.40 to 0.50	327,000,000	326,999,999
Canadian Imperial Bank of Commerce New York Branch
3/7/11 to 11/7/11	0.34 to 0.50 (e)	142,000,000	142,000,325
Commerzbank AG New York Branch
12/7/10 to 12/21/10	0.48 to 0.55 (e)	69,000,000	69,000,000
Credit Agricole CIB
12/9/10	0.50	10,000,000	10,000,000

	Yield (a)	Principal Amount	Value
Credit Industriel et Commercial
12/9/10	0.40%	$ 21,000,000	$ 21,000,000
DZ BANK AG
12/10/10 to 12/17/10	0.35	48,000,000	48,000,000
Intesa Sanpaolo SpA New York Branch
1/4/11	0.35	13,000,000	13,000,000
KBC Bank NV
12/20/10	0.43	45,000,000	45,000,000
Landesbank Baden-Wuerttemberg New York Branch
12/9/10	0.34	69,000,000	69,000,000
National Bank Canada
11/4/11	0.39 (e)	62,000,000	62,000,000
Natixis SA
12/7/10 to 1/7/11	0.44 to 1.79 (e)	229,000,000	229,000,000
Nordea Bank Finland PLC
12/17/10 to 1/11/11	0.27 to 0.60	42,000,000	42,000,000
Rabobank Nederland New York Branch
2/7/11 to 9/12/11	0.25 to 0.50 (e)	141,000,000	141,000,000
Royal Bank of Canada
7/1/11	0.63 (e)	75,000,000	75,000,000
Royal Bank of Canada New York Branch
12/17/10 to 3/14/11	0.25 (e)	7,000,000	7,000,000
Royal Bank of Scotland NV
12/15/10	0.35	38,000,000	38,000,000
Skandinaviska Enskilda Banken
12/27/10	0.30	44,000,000	44,000,000
Societe Generale
12/3/10 to 2/5/11	0.31 to 1.49 (e)	71,000,000	71,000,000
Sumitomo Mitsui Banking Corp.
12/13/10 to 1/28/11	0.27 to 0.30	148,000,000	148,000,000
Toronto-Dominion Bank New York Branch
12/20/10 to 3/10/11	0.25 to 0.50 (e)	66,000,000	66,000,000
			2,353,980,373
TOTAL CERTIFICATES OF DEPOSIT			3,396,980,373
Commercial Paper - 16.5%

Autobahn Funding (Liquidity Facility DZ BANK AG)
12/17/10	0.31	50,022,000	50,015,108
BP Capital Markets PLC
1/7/11	0.48	4,000,000	3,998,027
Commerzbank U.S. Finance, Inc.
1/4/11 to 2/7/11	0.33 to 0.42	130,000,000	129,937,259
Commonwealth Bank of Australia
6/2/11 to 10/28/11	0.33 to 0.35 (e)	53,000,000	52,998,953
Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Credit Agricole North America
12/9/10	0.50%	$ 50,000,000	$ 49,994,444
CVS Caremark Corp.
12/1/10	0.40 (e)	22,000,000	22,000,000
Dakota Notes (Citibank Credit Card Issuance Trust)
12/3/10	0.30	87,000,000	86,998,550
Danske Corp.
2/10/11 to 2/11/11	0.31	28,000,000	27,983,039
Deutsche Bank Financial LLC
3/23/11	0.30	15,000,000	14,986,000
DnB NOR Bank ASA
1/5/11 to 3/7/11	0.35 to 0.62	54,000,000	53,959,536
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
12/2/10	0.40	7,000,000	6,999,922
Intesa Funding LLC
12/7/10 to 2/9/11	0.32 to 0.35	92,000,000	91,977,299
Landesbank Hessen-Thuringen
12/20/10 to 1/6/11	0.40 to 0.53	42,000,000	41,984,643
Natexis Banques Populaires U.S. Finance Co. LLC
12/20/10 to 2/2/11	0.38 to 0.40	83,000,000	82,965,308
Nationwide Building Society
2/17/11 to 2/22/11	0.30	15,000,000	14,990,000
Nordea North America, Inc.
2/24/11 to 3/1/11	0.35	19,000,000	18,984,056
Novartis Finance Corp.
1/18/11 to 2/23/11	0.30 to 0.36	25,000,000	24,984,200
Santander Finance, Inc.
12/3/10	0.39	41,000,000	40,999,112
Skandinaviska Enskilda Banken AB
1/7/11	0.30	27,000,000	26,991,675
Societe Generale North America, Inc.
2/1/11 to 3/1/11	0.33 to 0.35	76,000,000	75,942,700
Sumitomo Trust & Banking Co. Ltd.
12/13/10	0.35	5,000,000	4,999,417
Total Capital Canada Ltd.
6/22/11	0.43	7,000,000	6,983,027
Toyota Motor Credit Corp.
2/3/11 to 2/17/11	0.35	16,000,000	15,989,636
Unicredit Delaware, Inc.
1/14/11	0.44	3,000,000	2,998,387
UniCredito Italiano Bank (Ireland) PLC
12/9/10 to 1/7/11	0.40 to 0.50	81,000,000	80,981,236
Westpac Banking Corp.
12/10/10 to 10/7/11	0.29 to 0.34 (e)	190,000,000	190,000,000
TOTAL COMMERCIAL PAPER			1,221,641,534
U.S. Government and Government Agency Obligations - 0.2%
	Yield (a)	Principal Amount	Value
Other Government Related - 0.2%
General Electric Capital Corp. (FDIC Guaranteed)
3/11/11	0.46% (d)	$ 10,500,000	$ 10,538,260
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
2/9/11	0.25 (c)	7,000,000	6,996,840
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			17,535,100
U.S. Treasury Obligations - 5.2%

U.S. Treasury Bills - 2.8%
12/16/10 to 11/17/11	0.21 to 0.40	208,000,000	207,791,045
U.S. Treasury Notes - 2.4%
7/31/11 to 11/30/11	0.24 to 0.29	177,000,000	178,555,393
TOTAL U.S. TREASURY OBLIGATIONS			386,346,438
Bank Notes - 0.4%

Bank of America NA
12/13/10	0.30	26,000,000	26,000,000
Medium-Term Notes - 6.5%

BNP Paribas SA
2/11/11	0.54 (e)	36,000,000	36,000,000
BP Capital Markets PLC
4/11/11	0.42 (e)	21,084,000	21,084,000
Commonwealth Bank of Australia
12/14/10 to 1/4/11	0.30 (b)(e)	98,000,000	98,000,000
Metropolitan Life Global Funding I
3/7/11	1.79 (b)(e)	28,500,000	28,541,948
Metropolitan Life Insurance Co.
2/28/11	0.59 (e)(h)	5,000,000	5,000,000
Royal Bank of Canada
12/1/11 to 12/15/11	0.29 to 0.69 (b)(e)	158,750,000	158,750,000
Westpac Banking Corp.
8/23/11 to 12/15/11	0.30 to 0.31 (b)(e)	136,000,000	136,000,000
TOTAL MEDIUM-TERM NOTES			483,375,948
Municipal Securities - 1.9%
	Yield (a)	Principal Amount	Value
Chicago Board of Ed. Series 2009 A1, LOC Harris NA, VRDN
12/7/10	0.35% (e)	$ 9,900,000	$ 9,900,000
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, LOC Bank of America NA, VRDN
12/7/10	0.32 (e)	23,600,000	23,600,000
District of Columbia Rev. Series 2010, LOC JPMorgan Chase Bank, VRDN
12/7/10	0.28 (e)	11,015,000	11,015,000
Fulton County Gen. Oblig. Rev. Series 2005, LOC JPMorgan Chase Bank, VRDN
12/7/10	0.30 (e)	19,245,000	19,245,000
Illinois Fin. Auth. Rev. Series 2008 A, LOC JPMorgan Chase Bank, VRDN
12/7/10	0.27 (e)	6,000,000	6,000,000
Lower Merion School District Series 2009 B, LOC U.S. Bank NA, Minnesota, VRDN
12/7/10	0.27 (e)	4,100,000	4,100,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, LOC Bank of America NA, VRDN
12/7/10	0.32 (e)	25,210,000	25,210,000
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2008, LOC Bank of America NA, VRDN
12/7/10	0.33 (e)	15,000,000	15,000,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 D, (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN
12/7/10	0.27 (e)(f)	12,500,000	12,500,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-89, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
12/7/10	0.27 (e)(f)	10,830,000	10,830,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Series 2009, LOC Fannie Mae, VRDN
12/7/10	0.28 (e)	4,000,000	4,000,000
TOTAL MUNICIPAL SECURITIES			141,400,000
Repurchase Agreements - 24.5%
	Maturity Amount
In a joint trading account at 0.26% dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) #	$ 500,554,550	500,551,000
With:
Banc of America Securities LLC at 0.88%, dated 10/28/10 due 1/4/11 (Collateralized by Corporate Obligations valued at $51,841,267, 0% - 11.77%, 12/22/15 - 2/28/40) (e)(g)	48,079,787	48,000,000
Barclays Capital, Inc. at:
0.43%, dated 11/4/10 due 12/15/10 (Collateralized by U.S. Government Obligations valued at $12,240,147, 5%, 11/1/39) (e)(g)	12,005,877	12,000,000

	Maturity Amount	Value
0.68%, dated 11/30/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $3,240,280, 6%, 10/15/29)	$ 3,000,057	$ 3,000,000
1%, dated:
8/24/10 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $24,216,413, 4%, 11/25/36)	23,233,194	23,000,000
9/9/10 due 3/7/11 (Collateralized by Mortgage Loan Obligations valued at $24,205,679, 4%, 11/25/36)	23,232,556	23,000,000
10/13/10 due 3/7/11 (Collateralized by Corporate Obligations valued at $16,223,074, 2.5% - 6%, 4/15/15 - 10/15/29)	15,151,250	15,000,000
BNP Paribas Securities Corp. at 0.36%, dated 11/30/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $6,300,063, 2.88%, 9/15/20)	6,000,060	6,000,000
Credit Suisse Securities (USA) LLC at 0.36%, dated 11/30/10 due 12/1/10 (Collateralized by Equity Securities valued at $174,966,657)	162,001,620	162,000,000
Deutsche Bank Securities, Inc. at:
0.23%, dated 10/26/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $22,445,162, 7%, 10/1/38)	22,025,441	22,000,000
0.24%, dated 11/15/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $21,422,285, 7%, 10/1/38)	21,025,480	21,000,000
0.25%, dated:
9/28/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $38,777,227, 7%, 8/1/38)	38,047,764	38,000,000
12/1/10 due 12/8/10 (i)	20,025,972	20,000,000
0.41%, dated:
9/28/10 due:
12/7/10 (Collateralized by Corporate Obligations valued at $8,646,185, 0.43% - 9.5%, 4/1/11 - 12/25/46)	8,007,836	8,000,000
12/7/10 (Collateralized by Corporate Obligations valued at $9,727,001, 0.35% - 9.5%, 4/1/11 - 9/25/37)	9,009,533	9,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at: 0.41%, dated:
10/13/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $12,967,233, 0.57% - 7.63%, 10/15/13 - 3/25/45)	$ 12,012,300	$ 12,000,000
10/21/10 due 12/7/10 (Collateralized by Mortgage Loan Obligations valued at $12,986,249, 0.52% - 9%, 6/1/16 - 9/25/37)	12,012,300	12,000,000
10/25/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $12,965,197, 0.54% - 10.63%, 4/1/11 - 3/25/45)	12,012,573	12,000,000
11/8/10 due 12/7/10 (Collateralized by Mortgage Loan Obligations valued at $6,481,697, 0.57% - 6.43%, 12/25/36 - 9/25/37)	6,006,218	6,000,000
11/17/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $1,084,184, 5.8% - 9.5%, 8/15/17 - 5/25/37)	1,001,036	1,000,000
0.42%, dated:
11/12/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $6,521,648, 3.25% - 5%, 3/15/12 - 8/1/13)	6,001,960	6,000,000
11/29/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $11,672,712, 1.49% - 6.52%, 5/25/16 - 5/15/46)	11,011,293	11,000,000
0.45%, dated 9/8/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $12,958,520, 0.57% - 11.25%, 12/1/12 - 5/15/47)	12,013,500	12,000,000
0.5%, dated 11/15/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $7,633,880, 6%, 10/15/29)	7,002,917	7,000,000
0.63%, dated 11/30/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $23,762,850, 4.75%, 6/15/14)	22,000,385	22,000,000
Goldman Sachs & Co. at 0.3%, dated 11/24/10 due 12/1/10 (Collateralized by Commercial Paper Obligations valued at $23,691,382, 2/25/11)	23,001,342	23,000,000

	Maturity Amount	Value
ING Financial Markets LLC at:
0.23%, dated:
10/18/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $11,224,942, 5% - 6%, 10/1/36 - 6/1/40)	$ 11,006,466	$ 11,000,000
10/25/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $10,205,501, 5.5% - 6%, 2/1/23 - 7/1/39)	10,005,814	10,000,000
0.24%, dated:
10/18/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $11,223,958, 4% - 6%, 12/1/14 - 12/1/37)	11,013,347	11,000,000
10/25/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $10,204,149, 6%, 7/1/39 - 7/7/39)	10,012,133	10,000,000
11/15/10 due:
12/7/10 (Collateralized by U.S. Government Obligations valued at $5,102,918, 4.5%, 8/1/40)	5,002,933	5,000,000
12/7/10 (Collateralized by U.S. Government Obligations valued at $5,102,918, 4.5%, 8/1/40)	5,005,967	5,000,000
0.25%, dated 10/1/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $11,225,350, 6%, 6/1/36 - 12/1/37)	11,013,903	11,000,000
0.28%, dated 9/2/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $6,128,263, 4.5% - 5.5%, 3/1/37 - 8/1/40)	6,008,400	6,000,000
0.35%, dated:
11/17/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $8,402,577, 5.88%, 12/16/36)	8,002,333	8,000,000
11/22/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $4,205,431, 7.95%, 6/15/18)	4,001,167	4,000,000
0.39%, dated 11/8/10 due 12/7/10 (Collateralized by Corproate Obligations valued at $9,453,670, 5.2% - 7.75%, 1/15/16 - 12/1/30)	9,008,873	9,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
J.P. Morgan Clearing Corp. at:
0.46%, dated 11/18/10 due 12/17/10 (Collateralized by Equity Securities valued at $35,875,534)	$ 33,012,228	$ 33,000,000
0.6%, dated 10/27/10 due 1/25/11 (Collateralized by Equity Securities valued at $8,700,990)	8,012,000	8,000,000
0.7%, dated 10/27/10 due 4/25/11 (Collateralized by Equity Securities valued at $8,701,585)	8,028,000	8,000,000
0.75%, dated 9/7/10 due 3/7/11 (Collateralized by Equity Securities valued at $20,688,761)	19,071,646	19,000,000
J.P. Morgan Securities, Inc. at:
0.73%, dated 9/28/10 due 3/25/11 (Collateralized by Corporate Obligations valued at $11,897,258, 5.75% - 7.95%, 4/1/17 - 2/15/18)	11,039,704	11,000,000
0.75%, dated 10/12/10 due 4/11/11 (Collateralized by Corporate Obligations valued at $14,058,392, 0.5%, 5/1/11)	13,049,021	13,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.73%, dated 11/30/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $47,520,964, 0.31% - 6.9%, 12/22/15 - 10/12/42)	44,000,892	44,000,000
0.78%, dated 11/19/10 due 1/4/11 (Collateralized by Equity Securities valued at $18,360,402) (e)(g)	17,016,943	17,000,000
RBC Capital Markets Co. at:
0.4%, dated 11/24/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $6,327,512, 4%, 12/15/35)	6,000,467	6,000,000
0.41%, dated:
10/5/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $10,512,605, 0.42% - 8.25%, 4/23/12 - 4/15/26)	10,010,478	10,000,000
12/1/10 due 12/8/10 (j)	6,000,957	6,000,000

	Maturity Amount	Value
0.45%, dated 11/10/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $17,329,141, 0.63%, 7/25/35)	$ 16,005,600	$ 16,000,000
RBC Capital Markets Corp. at 0.24%, dated 12/1/10 due 12/8/10 (i)	11,006,600	11,000,000
RBS Securities, Inc. at:
0.25%, dated 10/27/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $10,204,147, 5.3% - 5.35%, 9/1/38 - 7/1/39)	10,012,500	10,000,000
0.68%, dated 11/17/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $38,864,299, 0.32% - 9.79%, 11/15/13 - 7/15/36)	37,020,967	37,000,000
0.75%, dated 8/5/10 due 1/4/11 (Collateralized by Mortgage Loan Obligations valued at $24,841,216, 0.4% - 0.42%, 8/25/36 - 1/25/37) (e)(g)	23,072,833	23,000,000
UBS Securities LLC at:
0.4%, dated 11/29/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $5,251,342, 7.75%, 6/15/11)	5,004,889	5,000,000
0.45%, dated 9/14/10 due 12/7/10 (Collateralized by Corporate Obligations valued at $7,568,448, 2.63% - 4.5%, 4/1/15 - 2/15/27)	7,007,875	7,000,000
0.61%, dated:
10/29/10 due 1/27/11 (Collateralized by Corporate Obligations valued at $9,455,284, 5.3% - 6.38%, 10/30/15 - 4/15/33)	9,013,725	9,000,000
11/15/10 due 2/14/11 (Collateralized by Corporate Obligations valued at $9,452,538, 0% - 3.13%, 6/15/12 - 10/23/21)	9,013,878	9,000,000
0.64%, dated 11/18/10 due 2/16/11 (Collateralized by Corporate Obligations valued at $5,282,344, 4.5% - 7%, 4/1/15 - 6/4/18)	5,008,000	5,000,000
Wells Fargo Securities, LLC at:
0.24%, dated 10/21/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $5,101,394, 3.5% - 4%, 11/1/25 - 7/1/39)	5,003,000	5,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Wells Fargo Securities, LLC at:
0.25%, dated 10/21/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $5,101,452, 4%, 7/1/39)	$ 5,006,250	$ 5,000,000
0.36%, dated 10/13/10 due 12/7/10 (Collateralized by U.S. Government Obligations valued at $8,244,910, 4.22% - 5.25%, 11/15/15 - 3/25/20)	8,007,200	8,000,000
0.48%, dated 11/30/10 due 12/1/10 (Collateralized by Corporate Obligations valued at $389,771,025, 0% - 13.5%, 1/27/11 - 3/30/67)	361,004,813	361,000,000
TOTAL REPURCHASE AGREEMENTS		1,810,551,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $7,533,830,393)	7,533,830,393
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(133,528,818)
NET ASSETS - 100%	$ 7,400,301,575
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $421,291,948 or 5.7% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $6,996,840, or 0.1% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $10,538,260 or 0.1% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 0.59%, 2/28/11	3/26/02	$ 5,000,000

(i) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

(j) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Corporate Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$500,551,000 due 12/01/10 at 0.26%
BNP Paribas Securities Corp.	$ 31,705,262
Bank of America NA	177,145,747
Citibank NA	2,952,429
Citigroup Global Markets, Inc.	23,619,433
Credit Agricole Securities (USA), Inc.	11,809,716
Deutsche Bank Securities, Inc.	70,858,298
Goldman, Sachs & Co.	11,809,716
HSBC Securities (USA), Inc.	41,334,007
ING Financial Markets LLC	22,143,218
J.P. Morgan Securities, Inc.	11,809,716
Morgan Stanley & Co., Inc.	8,857,287
RBC Capital Markets Corp.	3,247,672
RBS Securities, Inc.	5,904,858
Societe Generale, New York Branch	11,809,716
UBS Securities LLC	28,343,319
Wells Fargo Securities LLC	37,200,606
$ 500,551,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2010, the cost of investment securities for income tax purposes was $7,533,830,393.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index

November 30, 2010

1.841646.104

ITB-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.8%
	Principal Amount	Value
U.S. Treasury Obligations - 98.8%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 17,140,000	$ 22,217,725
7.5% 11/15/16	15,171,000	20,083,795
8.125% 8/15/19	15,186,000	21,935,463
8.5% 2/15/20	7,468,000	11,096,395
8.75% 5/15/17	12,223,000	17,314,637
8.75% 5/15/20	6,082,000	9,198,551
8.75% 8/15/20	13,837,000	21,010,627
8.875% 8/15/17	9,196,000	13,179,735
8.875% 2/15/19	10,328,000	15,391,942
9% 11/15/18	6,848,000	10,218,503
9.125% 5/15/18	5,361,000	7,947,264
9.25% 2/15/16	4,201,000	5,833,483
U.S. Treasury Notes:
1.875% 8/31/17	35,901,000	35,429,799
1.875% 9/30/17	35,986,000	35,440,596
1.875% 10/31/17	36,511,000	35,906,305
2.25% 11/30/17	31,568,000	31,760,375
2.375% 3/31/16	24,830,000	25,829,010
2.375% 7/31/17	36,262,000	36,987,240
2.5% 6/30/17	38,200,000	39,298,250
2.625% 2/29/16	21,728,000	22,889,101
2.625% 4/30/16	22,063,000	23,219,587
2.625% 8/15/20	83,766,000	82,725,459
2.625% 11/15/20	30,319,000	29,835,776
2.75% 11/30/16	36,033,000	37,930,354
2.75% 5/31/17	38,017,000	39,760,422
2.75% 2/15/19	69,125,000	70,696,488
3% 8/31/16	33,410,000	35,735,637
3% 9/30/16	33,894,000	36,224,213
3% 2/28/17	36,797,000	39,151,419
3.125% 10/31/16	36,650,000	39,398,750
3.125% 1/31/17	39,915,000	42,796,384
3.125% 4/30/17	37,164,000	39,753,885
3.125% 5/15/19	73,896,000	77,406,060
3.25% 5/31/16	21,722,000	23,575,147
3.25% 6/30/16	24,818,000	26,923,658
3.25% 7/31/16	28,418,000	30,824,664
3.25% 12/31/16	36,017,000	38,909,597
3.25% 3/31/17	36,837,000	39,714,891
3.375% 11/15/19	82,885,000	87,948,776
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.5% 2/15/18	$ 40,997,000	$ 44,606,663
3.5% 5/15/20	81,336,000	86,724,510
3.625% 8/15/19	79,450,000	86,128,726
3.625% 2/15/20	85,330,000	92,096,413
3.75% 11/15/18	64,511,000	71,093,122
3.875% 5/15/18	32,683,000	36,382,814
4% 8/15/18	35,422,000	39,741,819
4.25% 11/15/17	26,638,000	30,331,945
4.5% 2/15/16	25,538,000	29,344,745
4.5% 5/15/17	21,744,000	25,099,034
4.625% 11/15/16	24,067,000	27,957,214
4.625% 2/15/17	21,916,000	25,461,943
4.75% 8/15/17	22,895,000	26,794,293
4.875% 8/15/16	20,023,000	23,508,243
5.125% 5/15/16	20,745,000	24,571,477
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,850,772,595)		1,951,342,924
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $13,615,000)	$ 13,615,096	13,615,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,864,387,595)		1,964,957,924
NET OTHER ASSETS (LIABILITIES) - 0.5%		9,173,064
NET ASSETS - 100%		$ 1,974,130,988
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$13,615,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 1,188,674
Barclays Capital, Inc.	2,369,113
J.P. Morgan Securities, Inc.	727,136
Merrill Lynch Government Securities, Inc.	1,312,124
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,457,331
Mizuho Securities USA, Inc.	6,560,622
$ 13,615,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $1,863,927,807. Net unrealized appreciation aggregated $101,030,117, of which $104,935,587 related to appreciated investment securities and $3,905,470 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

November 30, 2010

1.841647.104

STD-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Treasury Obligations - 99.3%
U.S. Treasury Bonds:
10.625% 8/15/15	$ 663,000	$ 944,723
11.25% 2/15/15	1,781,000	2,518,724
U.S. Treasury Notes:
0.375% 8/31/12	9,312,000	9,303,265
0.375% 9/30/12	9,028,000	9,017,067
0.5% 10/15/13	5,012,000	4,986,940
0.5% 11/15/13	5,763,000	5,728,330
0.625% 6/30/12	9,975,000	10,009,314
0.625% 7/31/12	9,673,000	9,706,275
0.75% 5/31/12	10,729,000	10,788,117
0.75% 8/15/13	6,740,000	6,763,172
0.75% 9/15/13	6,888,000	6,906,832
0.875% 1/31/12	11,239,000	11,308,805
0.875% 2/29/12	10,929,000	11,001,131
1% 12/31/11	10,890,000	10,967,842
1% 3/31/12	10,750,000	10,843,203
1% 4/30/12	11,166,000	11,267,164
1% 7/15/13	9,017,000	9,112,851
1.125% 12/15/11	7,071,000	7,128,452
1.125% 1/15/12	7,025,000	7,087,017
1.125% 12/15/12	10,238,000	10,369,169
1.125% 6/15/13	8,897,000	9,018,622
1.25% 8/31/15	9,227,000	9,172,939
1.25% 9/30/15	8,916,000	8,851,912
1.25% 10/31/15	8,900,000	8,820,042
1.375% 2/15/12	6,751,000	6,835,388
1.375% 3/15/12	5,741,000	5,819,043
1.375% 4/15/12	6,152,000	6,238,995
1.375% 5/15/12	8,118,000	8,235,646
1.375% 9/15/12	8,833,000	8,979,292
1.375% 10/15/12	9,962,000	10,133,615
1.375% 11/15/12	10,687,000	10,874,023
1.375% 1/15/13	9,715,000	9,893,358
1.375% 2/15/13	10,100,000	10,287,012
1.375% 3/15/13	10,163,000	10,355,894
1.375% 5/15/13	9,456,000	9,641,432
1.375% 11/30/15	8,900,000	8,861,063
1.5% 7/15/12	7,319,000	7,451,086
1.5% 12/31/13	7,156,000	7,319,808
1.75% 8/15/12	8,187,000	8,371,527
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 4/15/13	$ 10,273,000	$ 10,561,979
1.75% 1/31/14	6,279,000	6,469,825
1.75% 3/31/14	7,119,000	7,330,349
1.75% 7/31/15	9,485,000	9,656,963
1.875% 6/15/12	7,021,000	7,181,163
1.875% 2/28/14	5,708,000	5,901,090
1.875% 4/30/14	7,243,000	7,488,581
1.875% 6/30/15	9,853,000	10,098,556
2% 11/30/13	6,633,000	6,883,807
2.125% 11/30/14	10,180,000	10,591,974
2.125% 5/31/15	10,123,000	10,490,769
2.25% 5/31/14	7,197,000	7,531,545
2.25% 1/31/15	9,610,000	10,036,444
2.375% 8/31/14	9,566,000	10,047,285
2.375% 9/30/14	9,492,000	9,970,311
2.375% 10/31/14	9,716,000	10,204,831
2.375% 2/28/15	10,288,000	10,790,363
2.5% 3/31/13	2,941,000	3,076,333
2.5% 3/31/15	10,328,000	10,890,360
2.5% 4/30/15	10,295,000	10,849,159
2.625% 6/30/14	7,892,000	8,361,203
2.625% 7/31/14	8,933,000	9,464,094
2.625% 12/31/14	9,924,000	10,518,666
2.75% 2/28/13	3,519,000	3,694,950
2.75% 10/31/13	5,771,000	6,114,103
2.875% 1/31/13	2,322,000	2,442,997
3.125% 4/30/13	4,749,000	5,045,072
3.125% 8/31/13	9,165,000	9,788,651
3.125% 9/30/13	5,854,000	6,258,289
3.375% 11/30/12	23,157,000	24,512,055
3.375% 6/30/13	4,818,000	5,162,786
3.375% 7/31/13	4,732,000	5,081,354
3.5% 5/31/13	4,449,000	4,775,726
3.625% 12/31/12	2,661,000	2,836,461
3.625% 5/15/13	2,472,000	2,660,297
3.875% 10/31/12	3,103,000	3,307,606
3.875% 2/15/13	3,845,000	4,132,475
4% 11/15/12	4,317,000	4,618,348
4% 2/15/14	6,577,000	7,244,460
4% 2/15/15	7,161,000	7,993,466
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.125% 5/15/15	$ 6,298,000	$ 7,082,296
4.25% 8/15/13	6,882,000	7,552,995
4.25% 11/15/13	6,842,000	7,556,134
4.25% 8/15/14	5,756,000	6,438,178
4.25% 11/15/14	5,704,000	6,408,535
4.25% 8/15/15	6,852,000	7,764,173
4.375% 8/15/12	3,522,000	3,760,147
4.5% 3/31/12	3,386,000	3,572,890
4.5% 4/30/12	3,138,000	3,321,131
4.5% 11/15/15	4,726,000	5,421,979
4.625% 12/31/11	4,114,000	4,304,593
4.625% 2/29/12	3,751,000	3,950,857
4.625% 7/31/12	3,382,000	3,620,326
4.75% 1/31/12	2,373,000	2,494,894
4.75% 5/31/12	2,832,000	3,016,853
4.75% 5/15/14	6,172,000	6,987,377
4.875% 2/15/12	5,305,000	5,595,534
4.875% 6/30/12	2,783,000	2,980,309
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $716,967,132)		732,813,037
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $2,731,000)	$ 2,731,019	2,731,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $719,698,132)		735,544,037
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,046,376
NET ASSETS - 100%		$ 737,590,413
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,731,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 238,433
Barclays Capital, Inc.	475,215
J.P. Morgan Securities, Inc.	145,854
Merrill Lynch Government Securities, Inc.	263,196
Merrill Lynch, Pierce, Fenner & Smith, Inc.	292,323
Mizuho Securities USA, Inc.	1,315,979
$ 2,731,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $719,677,732. Net unrealized appreciation aggregated $15,866,305, of which $16,089,966 related to appreciated investment securities and $223,661 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

November 30, 2010

1.841649.104

LBX-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.3%
	Principal Amount	Value
U.S. Treasury Obligations - 98.3%
U.S. Treasury Bonds:
3.5% 2/15/39	$ 9,880,000	$ 8,848,775
3.875% 8/15/40	17,081,000	16,355,058
4.25% 5/15/39	12,717,000	13,015,061
4.25% 11/15/40	4,325,000	4,419,609
4.375% 2/15/38	5,654,000	5,939,352
4.375% 11/15/39	17,194,000	17,956,984
4.375% 5/15/40	16,614,000	17,343,521
4.5% 2/15/36	9,188,000	9,897,203
4.5% 5/15/38	7,852,000	8,412,680
4.5% 8/15/39	15,167,000	16,176,546
4.625% 2/15/40	16,724,000	18,205,646
4.75% 2/15/37	5,280,000	5,902,047
5% 5/15/37	5,379,000	6,243,002
5.25% 11/15/28	3,575,000	4,283,855
5.25% 2/15/29	3,775,000	4,522,922
5.375% 2/15/31	5,578,000	6,792,955
5.5% 8/15/28	3,420,000	4,210,341
6% 2/15/26	4,198,000	5,419,358
6.125% 11/15/27	6,108,000	8,016,750
6.125% 8/15/29	3,388,000	4,472,689
6.25% 8/15/23	7,067,000	9,274,335
6.25% 5/15/30	5,487,000	7,361,151
6.375% 8/15/27	2,368,000	3,184,960
6.5% 11/15/26	2,834,000	3,844,942
6.625% 2/15/27	2,501,000	3,436,139
6.75% 8/15/26	2,287,000	3,170,711
6.875% 8/15/25	3,660,000	5,103,983
7.125% 2/15/23	3,962,000	5,550,516
7.25% 8/15/22	3,192,000	4,500,222
7.5% 11/15/24	2,915,000	4,261,820
7.625% 11/15/22	1,977,000	2,869,121
7.625% 2/15/25	3,063,000	4,531,326
7.875% 2/15/21	3,241,000	4,707,047
8% 11/15/21	7,689,000	11,324,451
8.125% 5/15/21	2,605,000	3,849,700
8.125% 8/15/21	2,388,000	3,541,330
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $252,206,653)		266,946,108
Cash Equivalents - 0.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.25%, dated 11/30/10 due 12/1/10 (Collateralized by U.S. Government Obligations) # (Cost $2,588,000)	$ 2,588,018	$ 2,588,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $254,794,653)		269,534,108
NET OTHER ASSETS (LIABILITIES) - 0.8%		2,093,941
NET ASSETS - 100%		$ 271,628,049
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,588,000 due 12/01/10 at 0.25%
BNP Paribas Securities Corp.	$ 225,948
Barclays Capital, Inc.	450,332
J.P. Morgan Securities, Inc.	138,217
Merrill Lynch Government Securities, Inc.	249,414
Merrill Lynch, Pierce, Fenner & Smith, Inc.	277,016
Mizuho Securities USA, Inc.	1,247,073
$ 2,588,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $255,346,422. Net unrealized appreciation aggregated $14,187,686, of which $16,073,568 related to appreciated investment securities and $1,885,882 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011